BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
July 23, 2010
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for the Pacific Destinations B Individual Flexible Premium
Deferred Variable Annuity (File Number to be Assigned) funded by Separate
Account A (File Number 811-09203) of Pacific Life & Annuity Company;
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations B Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Destinations B”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”
The prospectus for Pacific Destinations B is based on, and is substantially similar to, the prospectus for the Pacific Destinations Individual Flexible Premium Deferred Variable Annuity (File No. 333-160773) (“Pacific Destinations”) offered by PL&A. The staff previously reviewed the Pacific Destinations B disclosure in connection with its review of the Initial N-4 filing (filed July 24, 2009), Pre-Effective Amendment No.1 (filed September 24, 2009) and Pre-Effective Amendment No. 2 (filed on October 13, 2009) of Pacific Destinations. In addition, the staff reviewed disclosure in connection with its review of the optional benefit rider Automatic Income Builder, filed on October 21, 2009 under Pacific Destinations, File No. 333-160773 and reviewed similar disclosure in its review of the CoreIncome Advantage optional benefit rider, filed on October 16, 2009 under Pacific Voyages, File No. 333-136597.
By copy of this letter, we are sending an electronic copy of the Pacific Destinations B prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the current Pacific Destinations prospectus and SAI.
The prospectus disclosure included in Pacific Destinations B differs materially from the current Pacific Destinations prospectus as follows:
1. There will be a contingent deffered sales charge (similar to other contingent deferred sales charge products reviewed by the staff (e.g. Pacific Voyages) instead of a front end sales charge.
2. Different base contract fees (M&E, Admin, etc.) and minimum initial purchase payment requirements.
3. There is a Persistency Credit added to the contract value beginning on the 8th Contract Anniversary.

Securities and Exchange Commission
Registration Statement for Pacific Destinations B on behalf of PL&A
July 23, 2010

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage